Provisions - Text Details (Detail) € in Millions, $ in Millions		1 Months Ended			2 Months Ended	12 Months Ended
		Nov. 30, 2016 EUR (€)	Nov. 30, 2016 USD ($)	Oct. 31, 2014 USD ($)	Feb. 28, 2018	Dec. 31, 2018 EUR (€)	Dec. 31, 2017 EUR (€)	Dec. 31, 2016 EUR (€)	Jul. 09, 2018 EUR (€)	Nov. 30, 2016 USD ($)	Nov. 05, 2016 USD ($)	Dec. 31, 2015 EUR (€)
Provisions - Text Details (Detail) [Line Items]
Provision utilization period						five years
Unused provision reversed, other provisions							€ 88
EPDSolutionsLtd[Member]
Provisions - Text Details (Detail) [Line Items]
Cash transferred									€ 250
Masimo Corporation [Member]
Provisions - Text Details (Detail) [Line Items]
Cash transferred | $											$ 300
Donations and subsidies expense | $			$ 5
Legal proceedings provision [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period						three years
Provision used, other provisions	[1]					€ (29)	(52)	€ (313)
Unused provision reversed, other provisions						(11)	(11)	(98)
Increase (decrease) through transfers and other changes, other provisions	[1]					0	2	(125)
Other provisions						26	50	96				€ 578
Legal proceedings provision [member] | Masimo Corporation [Member]
Provisions - Text Details (Detail) [Line Items]
Losses on litigation settlements | $			467	$ 467
Cash transferred		€ 280								$ 305
Unused provision reversed, other provisions		79	86
Increase (decrease) through transfers and other changes, other provisions		€ 125	$ 136
Onerous contracts provision [member]
Provisions - Text Details (Detail) [Line Items]
Other provisions						€ 18	31
Other environment related provision long term [member] | Bottom of range [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period						one
Other environment related provision long term [member] | Top of range [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period					five years
Other environment related provision [member]
Provisions - Text Details (Detail) [Line Items]
Provision used, other provisions						€ (15)	(21)	(24)
Unused provision reversed, other provisions						(4)	(8)	(36)
Other provisions						144	160	321				335
Other environment related provision [member] | Not later than five years [Member]
Provisions - Text Details (Detail) [Line Items]
Provision used, other provisions						€ 70
Other environment related provision remainder [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period						five years
Provision for decommissioning, restoration and rehabilitation costs [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period						five years
Other provisions						€ 32	32
Provision for taxes other than income tax [member]
Provisions - Text Details (Detail) [Line Items]
Other provisions						65	97
Provisions for contingent considerations [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions						409	66
Provisions for contingent considerations [Member] | EPDSolutionsLtd[Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions						€ 239
Provisions for employee jubilee funds [Member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period						five years
Other provisions						€ 73	57
Provisions for other employee benefits and obligatory severance payments [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions						€ 13	24
Provisions for rights of return [Member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period						year
Other provisions						€ 35	37
Self-insurance provisions [Member]
Provisions - Text Details (Detail) [Line Items]
Other provisions						€ 45	48
Warranty provision [member]
Provisions - Text Details (Detail) [Line Items]
Provision utilization period						next year
Provision used, other provisions						€ (261)	(270)	(357)
Other provisions						€ 190	€ 201	€ 259				€ 289

[1]	The presentation of prior-year information has been reclassified to conform to the current-year presentation.